IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
COMMON STOCKS — 61.5%
Australia — 0.4%
896,355	Newcrest Mining Ltd.	$19,027,767
Bermuda — 0.5%
943,600	Jardine Strategic Holdings Ltd.	28,921,340
Canada — 0.5%
1,513,452	Barrick Gold Corp.	28,135,073
China — 1.2%
107,153	Baidu Inc., ADR (a)	13,544,139
23,448,640	Clear Media Ltd.	19,409,382
424,304	SINA Corp. (a)	16,942,459
41,285,000	Springland International Holdings Ltd.	11,655,994
		61,551,974
France — 6.7%
117,784	Alten SA	14,863,310
13,735,743	Bolloré SA	59,934,717
4,691,774	Bureau Veritas SA	122,411,860
1,277,133	Criteo SA, ADR (a)	22,132,715
26,479	Financière de l’Odet SA	23,226,568
185,282	Ipsos SA	6,016,702
373,183	Publicis Groupe SA	16,894,670
788,744	Sodexo SA	93,472,159
		358,952,701
Germany — 2.7%
1,731,086	Bayerische Motoren Werke AG	142,505,543
Hong Kong — 0.1%
7,285,158	Hongkong & Shanghai Hotels Ltd.	7,806,561
Ireland — 2.2%
34,232,921	AIB Group Plc	119,267,499
Japan — 7.3%
262,200	ASKUL Corp.	7,925,600
7,643,800	Astellas Pharma Inc.	130,570,697
454,100	Benesse Holdings Inc.	11,940,249
1,221,700	F@N Communications Inc.	5,382,442
123,100	Medikit Co., Ltd.	7,996,615
3,512,100	Miraca Holdings Inc. (b)	85,964,180
98,900	Nitto Kohki Co., Ltd.	2,117,546
210,600	Okinawa Cellular Telephone Co.	8,253,173
1,914,000	Rohto Pharmaceutical Co., Ltd.	57,940,132
245,600	Techno Medica Co., Ltd.	4,676,602
16,990,400	Z Holdings Corp.	71,184,697
		393,951,933
Malaysia — 0.2%
15,608,300	Genting Malaysia Berhad	12,553,797
Mexico — 1.5%
18,436,089	Grupo México SAB de CV, Series ‘B’	50,684,009
2,362,757	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	24,183,035
481,593	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	3,565,941
		78,432,985
Netherlands — 2.9%
633,242	Airbus SE	92,680,926

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
Netherlands — 2.9% (continued)
2,479,481	Royal Boskalis Westminster N.V.	$63,412,129
		156,093,055
Singapore — 0.6%
21,702,499	First Resources Ltd.	30,658,945
South Africa — 0.2%
2,644,224	Net 1 U.E.P.S. Technologies Inc. (a)	9,836,513
South Korea — 6.8%
616,536	Daou Technology Inc.	10,123,832
200,241	Hyundai Mobis Co., Ltd.	44,280,185
525,977	Hyundai Motor Co.	54,691,418
2,580,878	Kangwon Land Inc.	65,961,019
84,593	KIWOOM Securities Co., Ltd.	5,804,024
498,510	KT&G Corp.	40,412,175
3,024,786	Samsung Electronics Co., Ltd.	145,747,298
		367,019,951
Switzerland — 5.1%
1,685,165	Compagnie Financière Richemont SA	132,281,218
908,294	Nestlé SA	98,401,433
3,215,110	UBS Group AG	40,577,432
		271,260,083
Thailand — 0.5%
4,585,200	Bangkok Bank PCL, NVDR	24,487,652
16,998,300	Thaicom PCL (a)	2,188,974
		26,676,626
United Kingdom — 1.5%
585,905	Inchcape Plc	5,479,193
1,270,169	Newmont Goldcorp Corp.	55,188,843
1,310,601	WPP Plc	18,514,673
		79,182,709
United States — 20.5%
751,686	Acuity Brands Inc.	103,732,668
1,072,257	Adtalem Global Education Inc. (a)	37,496,827
8,184	Alphabet Inc., Class ‘A’ (a)	10,961,568
25,607	Alphabet Inc., Class ‘C’ (a)	34,237,071
1,289,534	Astronics Corp. (a)(b)	36,042,475
3,098,276	Bank of America Corp.	109,121,281
524	Berkshire Hathaway Inc., Class ‘A’ (a)	177,945,160
298,821	Berkshire Hathaway Inc., Class ‘B’ (a)	67,682,956
599,447	CDK Global Inc.	32,777,762
1,421,021	Cimarex Energy Co.	74,589,392
4,315	Dollar Tree, Inc. (a)	405,826
313,055	Goldman Sachs Group Inc.	71,980,736
2,724,745	Gruma SAB de CV, Series ‘B’	27,926,925
1,510,044	LKQ Corp. (a)	53,908,571
265,513	Mastercard Inc., Class ‘A’	79,279,527
2,297,666	News Corp., Class ‘A’	32,488,997
22,953	News Corp., Class ‘B’	333,048
627,907	Oracle Corp.	33,266,513
3,230,564	Qurate Retail, Inc., Series ‘A’ (a)	27,233,655
1,658,555	Schlumberger Ltd.	66,673,911

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
United States — 20.5% (continued)
704,403	Western Union Co.	$18,863,912
		1,096,948,781
Uruguay — 0.1%
918,685	Arcos Dorados Holdings Inc., Class ‘A’	7,441,348
	TOTAL COMMON STOCKS
	(Cost — $2,605,493,130)	3,296,225,184

Principal Amount
CORPORATE NOTES & BONDS — 2.1%
South Africa — 0.7%
35,068,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	35,635,751
United Kingdom — 0.8%
16,650,000	USD	Rowan Cos., Inc., 4.875% due 6/1/2022	12,201,320
		Valaris Plc:
29,014,000	USD	7.75% due 2/1/2026	16,464,720
36,587,000	USD	5.75% due 10/1/2044	16,589,826
			45,255,866
United States — 0.6%
19,963,000	USD	Era Group Inc., 7.75% due 12/15/2022	20,262,445
11,136,408	USD	Tidewater Inc., 8% due 8/1/2022	11,613,180
			31,875,625
		TOTAL CORPORATE NOTES & BONDS
		(Cost — $109,962,002)	112,767,242
CONVERTIBLE BONDS — 0.1%
United Kingdom — 0.1%
4,587,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	3,299,773
		TOTAL CONVERTIBLE BONDS
		(Cost — $4,892,263)	3,299,773
Ounces
COMMODITIES — 3.5%
124,191		Gold Bullion (a)	188,500,142
		TOTAL COMMODITIES
		(Cost — $197,005,115)	188,500,142

Principal Amount
SHORT-TERM INVESTMENTS — 32.9%
Commercial Paper — 30.7%
50,000,000	USD	BMW U.S. Capital LLC, 1.73% due 1/10/2020 (c)	49,976,972
		Chevron Corp.:
26,800,000	USD	1.5% due 1/2/2020 (c)	26,797,731
50,000,000	USD	1.62% due 1/6/2020 (c)	49,987,258
50,000,000	USD	1.6% due 1/9/2020 (c)	49,980,850
50,000,000	USD	1.63% due 2/5/2020 (c)	49,920,000
		Coca-Cola Co.:
50,000,000	USD	1.63% due 1/16/2020 (c)	49,965,666
50,000,000	USD	1.63% due 2/3/2020 (c)	49,922,792
3,600,000	USD	Dover Corp., 1.70% due 1/2/2020 (c)	3,599,650
3,000,000	USD	Duke Energy Corp., 1.88% due 1/6/2020 (c)	2,999,097

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Principal Amount		Description	Fair Value
Commercial Paper — 30.7% (continued)
33,000,000	USD	E.I. Du Pont de Nemours & Co., 1.89% due 1/8/2020 (c)	$32,986,551
25,000,000	USD	Eaton Corp., 1.8% due 1/3/2020 (c)	24,996,323
50,000,000	USD	Eli Lilly & Co., 1.6% due 1/9/2020 (c)	49,980,725
		Exxon Mobil Corp.:
50,000,000	USD	1.66% due 1/13/2020	49,971,616
50,000,000	USD	1.71% due 1/29/2020	49,934,549
10,000,000	USD	1.64% due 2/4/2020	9,984,104
40,000,000	USD	1.67% due 2/4/2020	39,936,417
50,000,000	USD	1.64% due 2/6/2020	49,915,877
		Florida Power & Light Co.:
25,000,000	USD	1.65% due 1/6/2020	24,993,317
19,700,000	USD	1.5% due 1/9/2020	19,692,012
25,000,000	USD	1.62% due 1/15/2020	24,982,708
50,000,000	USD	1.78% due 1/17/2020	49,960,546
7,000,000	USD	1.62% due 1/21/2020	6,993,091
18,000,000	USD	1.85% due 1/21/2020	17,982,234
35,600,000	USD	1.85% due 1/22/2020	35,563,081
		GlaxoSmithKline LLC:
50,000,000	USD	1.73% due 1/3/2020 (c)	49,993,625
50,000,000	USD	1.73% due 1/10/2020 (c)	49,977,778
		LVMH Moët Hennessy Louis Vuitton SE:
50,000,000	USD	1.70% due 1/14/2020 (c)	49,969,297
50,000,000	USD	1.73% due 1/16/2020 (c)	49,964,778
50,000,000	USD	L’Oréal USA Inc., 1.68% due 1/6/2020 (c)	49,987,175
		McDonald’s Corp.:
50,000,000	USD	1.69% due 1/15/2020 (c)	49,967,083
50,000,000	USD	1.69% due 1/22/2020 (c)	49,949,094
50,000,000	USD	Merck & Co. Inc., 1.57% due 1/14/2020 (c)	49,970,464
		Pfizer Inc.:
100,000,000	USD	1.65% due 1/13/2020 (c)	99,944,136
50,000,000	USD	1.82% due 2/10/2020 (c)	49,910,597
23,200,000	USD	Unilever Capital Corp., 1.75% due 1/29/2020 (c)	23,169,967
		United Parcel Service Inc.:
50,000,000	USD	1.52% due 1/2/2020 (c)	49,995,680
25,000,000	USD	1.35% due 1/6/2020 (c)	24,993,604
30,000,000	USD	1.45% due 1/10/2020 (c)	29,987,375
100,000,000	USD	Walt Disney Co., 1.68% due 2/27/2020 (c)	99,715,961
50,600,000	USD	WEC Energy Group Inc., 1.89% due 1/7/2020 (c)	50,582,093
			1,649,101,874
Investment Company — 2.1%
111,700,000	USD	Dreyfus Treasury Prime Cash Management Fund, 1.44% (d)	111,700,000
Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 3/5/2020 (e)	3,989,518
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,764,827,890)	1,764,791,392
		TOTAL INVESTMENTS — 100.1% (Cost — $4,682,180,400)	5,365,583,733
		Liabilities In Excess of Other Assets — (0.1)%	(3,283,214)
		TOTAL NET ASSETS — 100.0%	$5,362,300,519

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2019:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH		LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT DECEMBER 31, 2019	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/09/2020	AUD	18,780,000	$12,866,787	$13,200,357	$(333,570)
British pound	State Street Bank & Trust Co.	03/09/2020	GBP	1,815,000	2,352,315	2,408,528	(56,213)
euro	State Street Bank & Trust Co.	03/09/2020	EUR	68,115,000	75,967,861	76,719,765	(751,904)
Japanese yen	State Street Bank & Trust Co.	03/09/2020	JPY	4,467,700,000	41,424,309	41,258,182	166,127
South Korean won	State Street Bank & Trust Co.	01/10/2020	KRW	318,763,000,000	267,706,793	275,973,335	(8,266,542)
Thai baht	State Street Bank & Trust Co.	03/09/2020	THB	721,749,000	23,838,949	24,133,614	(294,665)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(9,536,767)

Abbreviations used in this schedule:

ADR	- American Depositary Receipt
AUD	- Australian dollar
EUR	- euro
GBP	- British pound
JPY	- Japanese yen
KRW	- South Korean won
NVDR	- Non-Voting Depositary Receipt
THB	- Thai baht
USD	- United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company's outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT DECEMBER 31, 2019	FAIR VALUE AT DECEMBER 31, 2019	REALIZED LOSS	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	DIVIDEND INCOME*
Astronics Corp	1,297,449	20,921	28,836	1,289,534	$36,042,475	$(75,015)	$(1,781,236)	—
Miraca Holdings Inc.	3,639,600	—	127,500	3,512,100	85,964,180	(429,740)	6,365,955	—
Net 1 U.E.P.S. Technologies Inc.**	2,986,316	81,081	423,173	2,644,224	—	(2,493,924)	—	—
Total					$122,006,655	$(2,998,679)	$4,584,719	—

* Dividend income is gross of withholding taxes.

** Non-affiliated at December 31, 2019.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Rate disclosed is the daily yield on December 31, 2019.
(e)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2019, portfolio securities valued at $3,989,518 were segregated to cover collateral requirements.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	13.2%
Industrials	9.9%
Financials	7.1%
Technology	6.2%
Gold & Gold Mining	6.1%
Communication Services	5.2%
Holding Company	5.1%
Consumer Staples	5.0%
Health Care	4.3%
Energy	4.2%
Materials	0.9%
Short-Term Investments	32.9%
Other(a)	(0.1)%

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
COMMON STOCKS — 75.9%
Argentina — 0.5%
1,721,414	Loma Negra Companía Industrial Argentina SA, ADR (a)	$13,461,457
Australia — 0.7%
446,636	Newcrest Mining Ltd.	9,481,160
24,999,476	WPP AUNZ Ltd.	9,561,143
		19,042,303
Bermuda — 0.9%
752,826	Jardine Strategic Holdings Ltd.	23,074,117
Canada — 0.5%
754,239	Barrick Gold Corp.	14,021,303
China — 2.7%
111,185	Baidu Inc., ADR (a)	14,053,784
31,530,030	Clear Media Ltd. (b)	26,098,674
24,500	Health & Happiness (H&H) International Holdings Ltd.	101,398
50,412,000	Phoenix Media Investment (Holdings) Ltd.	3,622,900
3,713,463	Phoenix New Media Ltd., ADR (b)	7,278,387
280,907	SINA Corp. (a)	11,216,617
33,702,000	Springland International Holdings Ltd.	9,515,085
		71,886,845
France — 10.2%
101,976	Alten SA	12,868,478
8,775,211	Bolloré SA	38,289,868
2,846,581	Bureau Veritas SA	74,269,408
951,004	Criteo SA, ADR (a)	16,480,899
25,298	Financière de l’Odet SA	22,190,631
1,421,526	Groupe SFPI SA	2,734,612
484,644	Ipsos SA	15,737,948
252,805	Publicis Groupe SA	11,444,940
507,993	Sodexo SA	60,201,032
385,597	Vicat SA	17,452,349
		271,670,165
Germany — 3.1%
1,009,363	Bayerische Motoren Werke AG	83,092,245
Hong Kong — 1.1%
54,595,000	APT Satellite Holdings Ltd. (b)	20,458,324
8,729,916	Hongkong & Shanghai Hotels Ltd.	9,354,722
		29,813,046
India — 0.7%
299,196	Bajaj Holdings and Investment Ltd.	14,323,049
33,329,161	South Indian Bank Ltd.	4,739,419
		19,062,468
Indonesia — 0.1%
235,854,500	PT Bank Bukopin Tbk (a)	3,800,216
Ireland — 2.6%
19,698,589	AIB Group Plc	68,629,885
Japan — 14.1%
398,270	Arcland Sakamoto Co., Ltd.	4,535,130
305,300	ASKUL Corp.	9,228,397
4,885,000	Astellas Pharma Inc.	83,445,126

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
Japan — 14.1% (continued)
60,200	The Bank of Okinawa Ltd.	$2,020,978
364,500	Benesse Holdings Inc.	9,584,278
529,600	Doshisha Co., Ltd.	8,777,832
18,600	EPS Holdings Inc.	236,649
2,596,300	F@N Communications Inc.	11,438,516
1,167,500	Fujitec Co., Ltd.	18,928,497
971,200	Hi-Lex Corp.	17,870,054
80,800	Medikit Co., Ltd.	5,248,794
1,962,700	Miraca Holdings Inc.	48,040,174
184,500	Nitto Kohki Co., Ltd.	3,950,325
220,800	Okinawa Cellular Telephone Co.	8,652,900
457,900	Retail Partners Co., Ltd.	3,770,102
1,136,200	Rohto Pharmaceutical Co., Ltd.	34,394,764
371,900	San-A Co., Ltd.	16,542,992
9,395	Secom Joshinetsu Co., Ltd.	347,965
426,675	Shingakukai Holdings Co., Ltd.	2,076,243
256,950	Shofu Inc.	4,231,912
800	SK Kaken Co., Ltd.	366,295
295,800	Sumitomo Seika Chemicals Co., Ltd.	9,614,418
484,200	Techno Medica Co., Ltd. (b)	9,219,913
205,300	Transcosmos Inc.	5,595,975
675,300	Yondoshi Holdings Inc.	15,732,378
10,145,300	Z Holdings Corp.	42,505,774
		376,356,381
Malaysia — 0.5%
16,515,200	Genting Malaysia Berhad	13,283,219
Mexico — 4.3%
1,975,523	Corporativo Fragua, SAB de CV	25,598,473
15,913,015	Grupo Comercial Chedraui SAB de CV	22,791,191
9,972,108	Grupo México SAB de CV, Series ‘B’	27,415,056
2,360,203	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	24,156,895
570,816	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	4,226,589
2,537,200	Quálitas Controladora, SAB de CV	10,686,903
		114,875,107
Netherlands — 4.1%
374,989	Airbus SE	54,883,169
2,078,250	Royal Boskalis Westminster N.V.	53,150,743
3,431	Unilever N.V.	197,161
		108,231,073
Philippines — 0.0%
444,500	Alliance Global Group, Inc. (a)	102,245
Singapore — 4.0%
33,621,200	First Resources Ltd.	47,496,398
6,071,720	Haw Par Corp. Ltd.	57,739,915
		105,236,313
South Africa — 0.3%
2,281,099	Net 1 U.E.P.S. Technologies Inc. (a)	8,485,688
South Korea — 12.3%
1,031,276	Daou Technology Inc.	16,934,073
237,609	DONGKOOK Pharmaceutical Co., Ltd.	18,227,915
82,539	Fursys Inc.	2,106,313
163,950	Hyundai Mobis Co., Ltd.	36,254,994

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Shares	Description	Fair Value
South Korea — 12.3% (continued)
373,440	Hyundai Motor Co.	$38,830,525
2,036,420	Kangwon Land Inc.	52,045,985
114,011	KIWOOM Securities Co., Ltd.	7,822,427
398,435	KT&G Corp.	32,299,503
1,323,378	Kyung Dong Pharmaceutical Co., Ltd. (b)	9,053,344
1,957,855	Samsung Electronics Co., Ltd.	94,337,939
1,505,436	WHANIN Pharmaceutical Co., Ltd. (b)	20,095,929
		328,008,947
Switzerland — 6.4%
964,372	Compagnie Financière Richemont SA	75,700,778
613,531	Nestlé SA	66,467,828
2,240,997	UBS Group AG	28,283,295
		170,451,901
Thailand — 0.8%
3,519,400	Bangkok Bank PCL, NVDR	18,795,656
17,822,200	Thaicom PCL (a)	2,295,072
		21,090,728
United Arab Emirates — 0.3%
14,905,694	Emaar Malls PJSC	7,426,166
United Kingdom — 2.8%
32,962,172	Avanti Communications Group Plc (a)	—
1,611,586	Inchcape Plc	15,071,028
8,223,991	Mitie Group Plc	15,795,571
700,827	Newmont Goldcorp Corp.	30,450,933
878,040	WPP Plc	12,403,945
		73,721,477
United States — 2.7%
20,092	Embraer SA, ADR (a)	391,593
1,696,695	Gruma SAB de CV, Series ‘B’	17,390,058
1,573,603	News Corp., Class ‘A’	22,250,747
823,612	Schlumberger Ltd.	33,109,202
		73,141,600
Uruguay — 0.2%
741,213	Arcos Dorados Holdings Inc., Class ‘A’	6,003,825
	TOTAL COMMON STOCKS
	(Cost — $1,859,585,338)	2,023,968,720
PREFERRED STOCKS — 0.9%
Germany — 0.9%
66,010	KSB SE & Co. KgaA Vorzug	22,971,959
	TOTAL PREFERRED STOCKS
	(Cost — $25,443,811)	22,971,959

Principal Amount
CORPORATE NOTES & BONDS — 1.8%
South Africa — 0.7%
17,291,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	17,570,941
United Kingdom — 1.1%
6,966,923	USD	Avanti Communications Group Plc, 9% due 10/1/2022 (9% PIK) (c)(d)	1,463,054
8,078,000	USD	Rowan Cos., Inc., 4.875% due 6/1/2022	5,919,656

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Principal Amount		Description	Fair Value
United Kingdom — 1.1% (continued)
		Valaris Plc:
20,114,000	USD	7.75% due 2/1/2026	$11,414,192
25,442,000	USD	5.75% due 10/1/2044	11,536,293
			30,333,195
		TOTAL CORPORATE NOTES & BONDS
		(Cost — $52,096,656)	47,904,136
CONVERTIBLE BONDS — 0.2%
United Kingdom — 0.2%
7,330,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	5,273,019
		TOTAL CONVERTIBLE BONDS
		(Cost — $9,284,881)	5,273,019
SUPRANATIONAL BONDS — 0.1%
Luxembourg — 0.1%
35,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,038,293
		TOTAL SUPRANATIONAL BONDS
		(Cost — $4,304,699)	4,038,293
Ounces
COMMODITIES — 5.3%
93,871		Gold Bullion (a)	142,479,066
		TOTAL COMMODITIES
		(Cost — $149,742,894)	142,479,066

Principal Amount
SHORT-TERM INVESTMENTS — 15.5%
Commercial Paper — 12.9%
25,000,000	USD	Coca-Cola Co., 1.61% due 1/16/2020 (c)	24,982,833
		Duke Energy Corp.:
2,000,000	USD	1.88% due 1/6/2020 (c)	1,999,398
25,000,000	USD	1.9% due 1/8/2020 (c)	24,989,811
25,000,000	USD	1.91% due 1/9/2020 (c)	24,988,450
25,000,000	USD	Eaton Corp., 1.8% due 1/3/2020 (c)	24,996,323
		Exxon Mobil Corp.:
25,000,000	USD	1.66% due 1/13/2020	24,985,808
25,000,000	USD	1.64% due 2/4/2020	24,960,261
		Florida Power & Light Co.:
25,000,000	USD	1.62% due 1/7/2020	24,992,174
20,000,000	USD	1.5% due 1/9/2020	19,991,890
25,000,000	USD	1.85% due 1/14/2020	24,983,920
26,100,000	USD	1.85% due 1/21/2020	26,074,239
		Roche Holdings, Inc.:
25,000,000	USD	1.58% due 1/3/2020 (c)	24,996,489
25,000,000	USD	1.58% due 1/6/2020 (c)	24,993,121
		United Parcel Service Inc.:
25,000,000	USD	1.4% due 1/2/2020 (c)	24,997,840
20,700,000	USD	1.35% due 1/6/2020 (c)	20,694,704
			343,627,261
Investment Company — 2.5%
65,700,000	USD	Dreyfus Treasury Prime Cash Management Fund, 1.44% (e)	65,700,000

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Principal Amount		Description	Fair Value
Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 3/5/2020 (f)	$3,989,518
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $413,327,447)	413,316,779
		TOTAL INVESTMENTS — 99.7% (Cost — $2,513,785,726)	2,659,951,972
		Other Assets In Excess of Liabilities — 0.3%	8,296,671
		TOTAL NET ASSETS — 100.0%	$2,668,248,643

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2019:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT DECEMBER 31, 2019	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/09/2020 AUD	18,107,000	$12,410,841	$12,727,309	$(316,468)
British pound	State Street Bank & Trust Co.	03/09/2020 GBP	3,254,000	4,233,173	4,318,099	(84,926)
euro	State Street Bank & Trust Co.	03/09/2020 EUR	49,232,000	54,903,773	55,451,331	(547,558)
Japanese yen	State Street Bank & Trust Co.	03/09/2020 JPY	4,120,900,000	38,215,582	38,055,564	160,018
South Korean won	State Street Bank & Trust Co.	01/10/2020 KRW	284,905,000,000	239,399,230	246,660,318	(7,261,088)
Thai baht	State Street Bank & Trust Co.	03/09/2020 THB	570,675,000	18,850,141	19,082,049	(231,908)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(8,281,930)

Abbreviations used in this schedule:
ADR	- American Depositary Receipt
AUD	- Australian dollar
EUR	- euro
GBP	- British pound
JPY	- Japanese yen
KRW	- South Korean won
NOK	- Norwegian krone
NVDR	- Non-Voting Depositary Receipt
PIK	- Payment-in-kind
THB	- Thai baht
USD	- United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2019

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT DECEMBER 31, 2019	FAIR VALUE AT DECEMBER 31, 2019	REALIZED GAIN/ (LOSS)	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	DIVIDEND INCOME*
APT Satellite Holdings Ltd.	54,595,000	—	—	54,595,000	$20,458,324	—	$(1,553,261)	—
Clear Media Ltd.	31,530,030	—	—	31,530,030	26,098,674	—	10,409,489	—
F@N Communications Inc.**	3,887,400	—	1,291,100	2,596,300	—	$(2,479,070)	—	$476,209
Kyung Dong Pharmaceutical Co., Ltd.	1,429,632	—	106,254	1,323,378	9,053,344	(406,074)	877,235	341,811
Phoenix New Media Ltd., ADR	3,713,463	—	—	3,713,463	7,278,387	—	(2,228,078)	5,017,631
Techno Medica Co., Ltd.	513,800	—	29,600	484,200	9,219,913	111,077	(1,370,489)	—
WHANIN Pharmaceutical Co., Ltd.	1,625,926	—	120,490	1,505,436	20,095,929	(419,599)	702,603	393,693
Total					$92,204,571	$(3,193,666)	$6,837,499	$6,229,344

* Dividend income is gross of withholding taxes.
** Non-affiliated at December 31, 2019.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Rate disclosed is the daily yield on December 31, 2019.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2019, portfolio securities valued at $3,989,518 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	17.2%
Industrials	12.5%
Consumer Staples	10.4%
Health Care	9.6%
Communication Services	8.9%
Gold & Gold Mining	8.0%
Financials	6.6%
Technology	4.6%
Materials	2.6%
Energy	2.5%
Holding Company	0.9%
Real Estate	0.3%
Supranational Bonds	0.1%
Short-Term Investments	15.5%
Other(a)	0.3%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs as of December 31, 2019.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

●	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

●

Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$997,862,267	$1,201,414,136	—	$2,199,276,403
United States	1,096,948,781	—	—	1,096,948,781
Corporate notes & bonds	—	112,767,242	—	112,767,242
Convertible bonds	—	3,299,773	—	3,299,773
Commodities	188,500,142	—	—	188,500,142
Short-term investments	111,700,000	1,653,091,392	—	1,764,791,392
Total assets	$2,395,011,190	$2,970,572,543	—	$5,365,583,733
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$9,536,767	—	$9,536,767

For the year ended September 30, 2019 and the period ended December 31, 2019, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$942,325,984	$1,008,501,136	—	$1,950,827,120
United States	73,141,600	—	—	73,141,600
Preferred stocks	—	22,971,959	—	22,971,959
Corporate notes & bonds	—	47,904,136	—	47,904,136
Convertible bonds	—	5,273,019	—	5,273,019
Supranational bonds	—	4,038,293	—	4,038,293
Commodities	142,479,066	—	—	142,479,066
Short-term investments	65,700,000	347,616,779	—	413,316,779
Total assets	$1,223,646,650	$1,436,305,322	—	$2,659,951,972
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$8,281,930	—	$8,281,930

For the year ended September 30, 2019 and the period ended December 31, 2019, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2019, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2019, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2019.

Worldwide Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(9,536,767)

International Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(8,281,930)

During the period ended December 31, 2019, the Worldwide Fund had average notional values of $454,288,070 on open forward foreign currency contracts to sell.

During the period ended December 31, 2019, the International Fund had average notional values of $399,200,705 on open forward foreign currency contracts to sell.